Members of the Supervisory Board	12 Months Ended
Dec. 31, 2018
Members Of Supervisory Board
Members of the Supervisory Board

29.	Members of the Supervisory Board

Name	Nationality	Age	Position	Data first appointment	Term until
Dr. Ulrich Granzer	German	58	Chair	12.05.2006	2021
Curriculum vitae:	Dr. Ulrich Granzer, Supervisory Board Chairman, is a founder and owner of Granzer Regulatory Consulting & Services, and has been a Supervisory Board member since 2006. Previously, he was Head of Regulatory Affairs at GlaxoSmithKline, and Global Regulatory Centers BASF Pharma and VP Global Regulatory Affairs at Bayer Pharma. He is a proven expert in the drug approval area.
	He studied pharmaceuticals at Phillips University Marburg before receiving his doctorate from Tübingen University.
Jürgen Baumann	German	64	Deputy Chair	24.05.2007	2021
Curriculum vitae	Mr. Jürgen Baumann, Deputy Supervisory Board Chairman, is an independent management consultant and has been Supervisory Board Chairman since 2007. He has held various management positions, including on the Management Board of Schwarz Pharma AG, where he was responsible for sales and marketing in Europe.
	Mr. Baumann studied economic sciences at Wuppertal University.
John Borer	U.S.	61	Member	31.05.2016	2021
Curriculum vitae	Dr. John Borer is Senior Managing Director and Head of Investment Banking at The Benchmark Company, LLC. He was previously CEO and Head of Investment Banking at Rodman & Renshaw and held management positions at Pacific Business Credit as well as at Barclays American Business Credit. His law doctorate was awarded by the Loyola Law School in Los Angeles.
Reinhard Eyring	German	60	Member	07.02.2018	2021
Curriculum vitae	Reinhard Eyring is a partner and Head of Germany at Ashhurst LLP. Previously he was a partner at Schürmann & Partner for 11 years.
	Mr. Eyring studied law at the University of Freiburg and subsequently worked as a trainee at the Regional Court of Frankfurt am Main.
Hansjörg Plaggemars*	U.S.	48	Member	31.05.2016	2021
Curriculum vitae	Mr. Hansjörg Plaggemars is an independent management consultant (Value Consult) as well as a Management Board member of various companies as part of projects, including at Delphi Unternehmensberatung AG and Strawtec Group AG. Until the end of May 2017, he was a member of the Management Board of Deutsche Balaton AG and previously managing director and CFO at CoCreate Software GmbH, KAMPA AG, Unister Holdings and Müller Holdings. Mr. Plaggemars is also a member of the supervisory boards of Ming Le Sports AG, Deutsche Balaton Immobilien I AG, Carus AG and Youbisheng Green Paper AG.
	He studied business management at Bamberg University.
Kevin Weber	USA	60	Member	31.05.2016	2021
Curriculum vitae	Mr. Kevin Weber is Managing Director at Skysis, LLC. He was previously CEO at Paraffin International Inc., and has extensive experience in marketing as well as worldwide marketing strategies. He previously held senior roles at Depomed, Hyperion Therapeutics and Medicis Pharmaceuticals. Kevin Weber is also a member of the Boards of Directors of the American Academy of Pain Medicine Foundation and of the American Chronic Pain Association.
	He holds a degree in management and marketing from Western Michigan University.

* Hansjörg Plaggemars was removed from his position as a member of the Supervisory Board of Biofrontera AG by the Cologne District Court on 22 March 2019.

Supervisory board compensation

in EUR thousands	Compensation 2018	Compensation 2017
Dr. Ulrich Granzer	30	30
Jürgen Baumann	23	23
John Borer	15	15
Reinhard Eyring	14	-
Hansjörg Plaggemars	15	15
Mark Reeth	-	12
Kevin Weber	15	15
Total	112	110

The Supervisory Board members held the following other supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Name	Company	Board	Position
Hansjörg Plaggemars	Ming Le Sports AG1,2	Supervisory Board	Chair
	Nordic SSW 1000 Verwaltungs AG1	Supervisory Board	Chair
	Carus AG1	Supervisory Board	Deputy Chair
	Deutsche Balaton Immobilien I AG1	Supervisory Board	Member
	Alpha Cleantec AG1	Management Board	sole representation authorization
	Balaton Agro Invest AG1	Management Board	sole representation authorization
	MARNA Beteiligungen AG1,2	Management Board	sole representation authorization
	S&O Agrar AG i.I.[1,2]	Management Board	sole representation authorization
	Snowbird AG i.I1,2	Management Board	sole representation authorization
	Strawtec Group AG1	Management Board	sole representation authorization
	Youbisheng Green Paper AG1,2	Management Board	sole representation authorization
	OOC CTV Verwaltungs GmbH[1]	Management Board	sole representation authorization
Reinhard Eyring	DESTAG Deutsche Steinindustrie AG	Supervisory Board	Chair

Whereby footnote 1 means: “Group mandate” and footnote 2 means that the company is listed on the stock market.

In the 2018 financial year, compensation paid to Supervisory Board members amounted to EUR 112 thousand (previous year EUR 110 thousand). The compensation transactions are classified as short-term employee benefits as per IAS 24.17(a).